Segment information (Tables)	12 Months Ended
Mar. 31, 2020
Segment information
Schedule of each segment's revenue, income from operations and adjusted EBITA

The following tables present the summary of each segment’s revenue, income from operations and adjusted earnings before interest, taxes and amortization (“Adjusted EBITA”) which is considered as a segment operating performance measure, for the years ended March 31, 2018, 2019 and 2020:

	Year ended March 31, 2018
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment	others	segments	Unallocated (i)	Consolidated

	(in millions of RMB, except percentages)
Revenue	214,020	13,390	19,564	3,292	250,266	—	250,266
Income (Loss) from operations	102,743	(3,085)	(14,140)	(6,901)	78,617	(9,303)	69,314
Add: share-based compensation expense	8,466	2,274	2,142	3,707	16,589	3,486	20,075
Add: amortization of intangible assets	2,891	12	3,693	198	6,794	326	7,120
Add: impairment of goodwill	—	—	—	—	—	494	494
Adjusted EBITA (ii)	114,100	(799)	(8,305)	(2,996)	102,000	(4,997)
Adjusted EBITA margin (iii)	53%	(6)%	(42)%	(91)%

26.  Segment information (Continued)

	Year ended March 31, 2019
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment	others	segments	Unallocated (i)	Consolidated

	(in millions of RMB, except percentages)
Revenue	323,400	24,702	24,077	4,665	376,844	—	376,844
Income (Loss) from operations	109,312	(5,508)	(20,046)	(11,795)	71,963	(14,879)	57,084
Add: share-based compensation expense	17,694	4,332	2,988	5,774	30,788	6,703	37,491
Add: amortization of intangible assets	9,161	18	1,262	50	10,491	236	10,727
Add: settlement of U.S. federal class action lawsuit	—	—	—	—	—	1,679	1,679
Adjusted EBITA (ii)	136,167	(1,158)	(15,796)	(5,971)	113,242	(6,261)
Adjusted EBITA margin (iii)	42%	(5)%	(66)%	(128)%

	Year ended March 31, 2020
			Digital media	Innovation
	Core	Cloud	and	initiatives and	Total
	commerce	computing	entertainment	others	segments	Unallocated (i)	Consolidated

	(in millions of RMB, except percentages)
Revenue	436,104	40,016	26,948	6,643	509,711	—	509,711
Income (Loss) from operations	138,631	(7,016)	(14,937)	(12,951)	103,727	(12,297)	91,430
Add: share-based compensation expense	15,427	5,577	2,444	4,050	27,498	4,244	31,742
Add: amortization and impairment of intangible assets	11,742	25	1,377	86	13,230	158	13,388
Add: impairment of goodwill	—	—	—	—	—	576	576
Adjusted EBITA (ii)	165,800	(1,414)	(11,116)	(8,815)	144,455	(7,319)
Adjusted EBITA margin (iii)	38%	(4)%	(41)%	(133)%

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

The following table presents the reconciliation from the Adjusted EBITA to the consolidated net income for the years ended March 31, 2018, 2019 and 2020:

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Total Segments Adjusted EBITA	102,000	113,242	144,455
Unallocated (i)	(4,997)	(6,261)	(7,319)
Share-based compensation expense	(20,075)	(37,491)	(31,742)
Amortization and impairment of intangible assets	(7,120)	(10,727)	(13,388)
Impairment of goodwill	(494)	—	(576)
Settlement of U.S. federal class action lawsuit	—	(1,679)	—
Consolidated income from operations	69,314	57,084	91,430
Interest and investment income, net	30,495	44,106	72,956
Interest expenses	(3,566)	(5,190)	(5,180)
Other income, net	4,160	221	7,439
Income tax expenses	(18,199)	(16,553)	(20,562)
Share of results of equity investees	(20,792)	566	(5,733)
Consolidated net income	61,412	80,234	140,350

Schedule of depreciation of property and equipment and land use rights by segment

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Core commerce	3,784	6,672	8,518
Cloud computing	3,047	6,580	8,908
Digital media and entertainment	986	1,182	1,341
Innovation initiatives and others and unallocated (i)	972	528	1,756
Total depreciation of property and equipment, and operating lease cost relating to land use rights	8,789	14,962	20,523

(i)	Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(ii)	Adjusted EBITA represents net income before (i) interest and investment income, net, interest expense, other income, net, income tax expenses and share of results of equity investees, (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets and impairment of goodwill, and (iii) settlement of a U.S. federal class action lawsuit, which are not reflective of the Company’s core operating performance.
(iii)	Adjusted EBITA margin represents Adjusted EBITA divided by revenue.